Equity	12 Months Ended
Dec. 31, 2019
Equity
Equity

Note 22.  Equity

	December 31,	December 31,
Skr mn	2019	2018
Share capital	3,990	3,990
Legal reserve	—	—
Fund for internally developed software	—	—
Reserves/Fair value reserve
Hedge reserve	—	6
Own credit risk	-98	-117
Defined benefit plans	-45	-42
Retained earnings	15,235	14,402
Total equity	19,082	18,239

The total number of shares is 3,990,000 with a quota value of Skr 1,000.

The hedge reserve comprises the cumulative effective portion of hedging derivatives in connection with cash-flow hedges and is reported in other comprehensive income. The hedge reserve is reported net after tax.

Own credit risk consists of gains and losses that arise from changes in SEK´s own credit risk on liabilities designated at fair value. These are recognized in Other comprehensive income under the reserve for own credit risk and are not reclassified to profit or loss in the financial statements of the Group.

Fund for internally developed software represents expenses that are directly attributable to large investments in the development of IT systems.

The entire equity is attributable to the shareholder of the Parent Company.

	December 31,	December 31,
Skr mn	2019	2018
Restricted equity	4,235	5,240
Unrestricted equity	14,847	12,999
Total equity	19,082	18,239

For information on the objectives, policies and processes for managing capital, see the Report of the directors and note 29 Risk and Capital Management.

Proposal for the distribution of profits

The results of the Consolidated Group’s and the Parent Company’s operations during the year and its financial position at December 31, 2019, can be seen in the Statement of Comprehensive Income, Statement of Financial Position and Statement of Cash Flows for the Consolidated Group as well as the income statement, balance sheet and statement of cash flows for the Parent Company and related notes. The Board has decided to propose to the Annual General Meeting the payment of a dividend of Skr 308 million (2018: Skr 194 million), in accordance with the company’s dividend policy. The following proposal regarding distribution of profits relates to the Parent Company.

At the disposal of the Annual General Meeting	14,903
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 77.23 per share, amounting to	308
- remaining disposable funds to be carried forward	14,595